RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 17 – RELATED PARTY TRANSACTIONS

The Company also provided freight services to a customer owned by a shareholder. The revenue for these services for the years ended December 31, 2022 and 2021 was $0 and 99,000, respectively. The Company did not have any accounts receivable balances as of December 31, 2022 and 2021 relating to this customer.

In 2021 and 2022, the Company issued various warrants to ATW Opportunities, a shareholder and entered into various promissory notes with shareholders. (See Note 13 and 18).

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021